Investments in Other Entities - Summary of Investment in Associates and Joint Ventures Accounted for under Equity Method (Detail) $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2018 USD ($)	Mar. 28, 2017 MXN ($)
Disclosure of associates and joint ventures [line items]
Carrying Amount					$ 587
Ownership Percentage		0.00%
Investments in other entities		$ 10,518	$ 12,540	$ 536
Investments accounted for using equity method [member]
Disclosure of associates and joint ventures [line items]
Investments in other entities		$ 10,518	$ 12,540
Investments accounted for using equity method [member] | Promotora Industrial Azucarera, S.A. de C.V. ("PIASA") [member]
Disclosure of associates and joint ventures [line items]
Associates	[1]	Promotora Industrial Azucarera, S.A. de C.V. ("PIASA")
Principal Activity	[1]	Sugar production
Place of Incorporation	[1]	Mexico
Ownership Percentage	[1]	36.40%	36.40%
Carrying Amount	[1]	$ 3,120	$ 2,933
Investments accounted for using equity method [member] | Jugos del Valle, S.A.P.I. de C.V. [member]
Disclosure of associates and joint ventures [line items]
Associates	[1]	Jugos del Valle, S.A.P.I. de C.V.
Principal Activity	[1]	Beverages
Place of Incorporation	[1]	Mexico
Ownership Percentage	[1]	26.30%	26.30%
Carrying Amount	[1]	$ 1,571	$ 1,560
Investments accounted for using equity method [member] | Leao Alimentos e Bebidas, LTDA [member]
Disclosure of associates and joint ventures [line items]
Associates	[1]	Leao Alimentos e Bebidas, LTDA
Principal Activity	[1]	Beverages
Place of Incorporation	[1]	Brazil
Ownership Percentage	[1]	24.70%	24.40%
Carrying Amount	[1]	$ 2,084	$ 3,001
Investments accounted for using equity method [member] | UBI 3 Participacoes, LTDA [member]
Disclosure of associates and joint ventures [line items]
Associates	[1]	UBI 3 Participacoes, LTDA
Principal Activity	[1]	Beverages
Place of Incorporation	[1]	Brazil
Ownership Percentage	[1]	26.00%	26.00%
Carrying Amount	[1]	$ 7	$ 391
Investments accounted for using equity method [member] | Industria Envasadora de Queretaro, S.A. de C.V. ("IEQSA") [member]
Disclosure of associates and joint ventures [line items]
Associates	[1]	Industria Envasadora de Querétaro, S.A. de C.V. ("IEQSA")
Principal Activity	[1]	Caned bottling
Place of Incorporation	[1]	Mexico
Ownership Percentage	[1]	26.50%	26.50%
Carrying Amount	[1]	$ 179	$ 177
Investments accounted for using equity method [member] | Industria Mexicana de Reciclaje, S.A. de C.V. ("IMER") [member]
Disclosure of associates and joint ventures [line items]
Associates	[1]	Industria Mexicana de Reciclaje, S.A. de C.V. ("IMER")
Principal Activity	[1]	Recycling
Place of Incorporation	[1]	Mexico
Ownership Percentage	[1]	35.00%	35.00%
Carrying Amount	[1]	$ 129	$ 121
Investments accounted for using equity method [member] | KSP Participacoes LTDA [member]
Disclosure of associates and joint ventures [line items]
Associates	[1]	KSP Participacoes, LTDA
Principal Activity	[1]	Beverages
Place of Incorporation	[1]	Brazil
Ownership Percentage	[1]	31.40%	38.70%
Carrying Amount	[1]	$ 104	$ 117
Investments accounted for using equity method [member] | Other associates [member]
Disclosure of associates and joint ventures [line items]
Associates		Other
Principal Activity		Various
Place of Incorporation		Various
Carrying Amount		$ 786	228
Investments accounted for using equity method [member] | Investment in Associates and Joint Ventures [member]
Disclosure of associates and joint ventures [line items]
Investments in other entities		$ 10,518	$ 11,501
Investments accounted for using equity method [member] | Compania Panamena de Bebidas, S.A.P.I. de C.V. [member]
Disclosure of associates and joint ventures [line items]
Joint ventures		Compania Panamena de Bebidas, S.A.P.I. de C.V.
Principal Activity		Beverages
Place of Incorporation		Mexico
Ownership Percentage		50.00%	50.00%
Carrying Amount		$ 1,550	$ 2,036
Investments accounted for using equity method [member] | Dispensadoras de Cafe, S.A.P.I. de C.V. [member]
Disclosure of associates and joint ventures [line items]
Joint ventures		Dispensadoras de Cafe, S.A.P.I. de C.V.
Principal Activity		Services
Place of Incorporation		Mexico
Ownership Percentage		50.00%	50.00%
Carrying Amount		$ 162	$ 153
Investments accounted for using equity method [member] | Fountain Agua Mineral, LTDA [member]
Disclosure of associates and joint ventures [line items]
Joint ventures		Fountain Agua Mineral, LTDA
Principal Activity		Beverages
Place of Incorporation		Brazil
Ownership Percentage		50.00%	50.00%
Carrying Amount		$ 826	$ 784

[1]	The Company has significant influence due to the fact that it has power to participate in the financial and operating policy decisions of the investee.